SIGNIFICANT TRANSACTIONS - NTC Assets & Liabilities (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Property and equipment	$ 6,446	$ 6,879	$ 6,155	$ 7,340
Goodwill	1,406	2,682
Other assets	315	335
Total assets	15,022	14,551
Non-current liabilities	8,912	$ 9,128
Assets and liabilities classified as held for sale | Discontinued operations | National Tower Company JCS (NTC)
Disclosure of analysis of single amount of discontinued operations [line items]
Property and equipment	264
Goodwill	215
Other assets	18
Total assets	497
Non-current liabilities	126
Current liabilities	26
Total liabilities held for sale	$ 152